UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Fidelity®
Export and Multinational
Fund

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Export and Multinational	.86%
Actual		$ 1,000.00	$ 1,104.80	$ 4.49
Hypothetical A		$ 1,000.00	$ 1,020.53	$ 4.31
Class K	.66%
Actual		$ 1,000.00	$ 1,106.00	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	3.2	3.2
Procter & Gamble Co.	3.1	0.0
Microsoft Corp.	3.0	0.0
JPMorgan Chase & Co.	2.9	3.3
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.9	2.6
Hewlett-Packard Co.	2.8	2.1
Apple, Inc.	2.5	2.3
Nestle SA (Reg.)	2.5	3.2
Schlumberger Ltd.	2.4	2.3
Cisco Systems, Inc.	2.3	2.2
	27.6
Top Five Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	19.3
Health Care	15.8	13.6
Financials	13.0	13.3
Industrials	12.0	13.5
Energy	11.0	11.8
Asset Allocation (% of fund's net assets)
As of February 28, 2010 *		As of August 31, 2009 **
	Stocks 93.0%		Stocks 94.7%
	Convertible Securities 0.5%		Convertible Securities 2.3%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	19.4%	** Foreign investments	24.3%

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 1.4%
Johnson Controls, Inc.	1,275,000	$ 39,653
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	534,900	34,153
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	179,100	21,205
Expedia, Inc.	1,957,000	43,524
Netflix, Inc. (a)(c)	164,000	10,832
		75,561
Media - 1.0%
Naspers Ltd. Class N	336,000	12,531
The Walt Disney Co.	450,100	14,061
		26,592
Specialty Retail - 1.2%
Staples, Inc.	1,334,000	34,364
Textiles, Apparel & Luxury Goods - 1.3%
Polo Ralph Lauren Corp. Class A	465,812	37,232
TOTAL CONSUMER DISCRETIONARY		247,555
CONSUMER STAPLES - 10.3%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	558,401	27,947
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	210,000	7,088
Walgreen Co.	694,500	24,474
		31,562
Food Products - 2.5%
Nestle SA (Reg.)	1,422,409	70,763
Household Products - 3.1%
Procter & Gamble Co.	1,366,500	86,472
Personal Products - 0.6%
Avon Products, Inc.	589,000	17,929
Tobacco - 2.0%
Philip Morris International, Inc.	1,137,100	55,695
TOTAL CONSUMER STAPLES		290,368
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.0%
Energy Equipment & Services - 3.5%
National Oilwell Varco, Inc.	676,124	$ 29,391
Schlumberger Ltd.	1,112,100	67,949
		97,340
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	572,500	40,149
Chevron Corp.	291,600	21,083
Massey Energy Co.	356,700	15,363
Noble Energy, Inc.	420,200	30,523
Occidental Petroleum Corp.	612,300	48,892
Petrohawk Energy Corp. (a)	615,600	13,174
Ultra Petroleum Corp. (a)	950,500	43,466
		212,650
TOTAL ENERGY		309,990
FINANCIALS - 12.7%
Capital Markets - 2.5%
GP Investments, Ltd. unit (a)	4,221,020	21,839
Morgan Stanley	1,747,000	49,230
		71,069
Commercial Banks - 3.3%
BB&T Corp.	564,641	16,109
FirstMerit Corp.	62,900	1,330
IBERIABANK Corp.	10,000	571
M&T Bank Corp.	151,499	11,731
Wells Fargo & Co.	2,120,700	57,980
Zions Bancorp	376,200	6,975
		94,696
Diversified Financial Services - 4.4%
CME Group, Inc.	49,500	14,934
Hong Kong Exchanges and Clearing Ltd.	1,625,000	27,194
JPMorgan Chase & Co.	1,951,800	81,917
		124,045
Insurance - 2.0%
Berkshire Hathaway, Inc. Class B (a)(c)	693,300	55,554
Thrifts & Mortgage Finance - 0.5%
First Niagara Financial Group, Inc.	1,020,600	14,329
TOTAL FINANCIALS		359,693
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.8%
Biotechnology - 0.6%
Biogen Idec, Inc. (a)	336,600	$ 18,516
Health Care Equipment & Supplies - 2.3%
C. R. Bard, Inc.	600,345	50,297
Covidien PLC	282,400	13,871
		64,168
Health Care Providers & Services - 3.9%
CIGNA Corp.	501,300	17,175
Henry Schein, Inc. (a)	555,000	31,541
Medco Health Solutions, Inc. (a)	563,700	35,648
UnitedHealth Group, Inc.	760,300	25,744
		110,108
Pharmaceuticals - 9.0%
Allergan, Inc.	695,200	40,621
Aspen Pharmacare Holdings Ltd. (a)	1,557,300	14,318
Johnson & Johnson	1,418,000	89,334
Roche Holding AG (participation certificate)	168,881	28,199
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,340,880	80,466
		252,938
TOTAL HEALTH CARE		445,730
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	1,085,500	43,594
Lockheed Martin Corp.	383,500	29,821
		73,415
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	588,000	34,539
Building Products - 1.1%
Masco Corp.	2,369,600	31,682
Electrical Equipment - 1.0%
Cooper Industries PLC Class A	626,118	28,401
Machinery - 5.0%
Cummins, Inc.	496,600	28,197
Danaher Corp.	594,700	43,990
Deere & Co.	670,000	38,391
Ingersoll-Rand Co. Ltd.	910,000	29,038
		139,616
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.1%
Union Pacific Corp.	458,700	$ 30,903
TOTAL INDUSTRIALS		338,556
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 3.3%
Adtran, Inc.	1,245,200	29,113
Cisco Systems, Inc. (a)	2,591,000	63,039
		92,152
Computers & Peripherals - 5.3%
Apple, Inc. (a)	350,000	71,617
Hewlett-Packard Co.	1,526,800	77,546
		149,163
Internet Software & Services - 3.0%
OpenTable, Inc. (c)(d)	1,241,310	42,304
Rackspace Hosting, Inc. (a)	1,337,227	26,517
Tencent Holdings Ltd.	840,000	16,471
		85,292
IT Services - 0.5%
Accenture PLC Class A	345,500	13,810
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV (NY Shares)	359,600	11,086
KLA-Tencor Corp.	251,710	7,332
MEMC Electronic Materials, Inc. (a)	25,000	303
Micron Technology, Inc. (a)	230,400	2,087
		20,808
Software - 6.0%
Adobe Systems, Inc. (a)	242,819	8,414
Citrix Systems, Inc. (a)	701,500	30,172
Microsoft Corp.	3,004,400	86,106
Oracle Corp.	1,714,300	42,257
Red Hat, Inc. (a)	146,398	4,106
		171,055
TOTAL INFORMATION TECHNOLOGY		532,280
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.7%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	535,500	$ 36,725
Monsanto Co.	365,600	25,830
		62,555
Metals & Mining - 0.5%
Agnico-Eagle Mines Ltd. (Canada)	236,000	13,627
TOTAL MATERIALS		76,182
UTILITIES - 0.8%
Gas Utilities - 0.8%
Xinao Gas Holdings Ltd.	9,772,000	23,466
TOTAL COMMON STOCKS (Cost $2,234,394)		2,623,820
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Ning, Inc. Series D 8.00% (a)(f)	1,398,601	8,245
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc. 8.00% (a)(f)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS		13,246
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Slide, Inc. Series D (a)(f)	2,191,637	2,718
TOTAL PREFERRED STOCKS (Cost $25,001)		15,964
Money Market Funds - 1.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (e)	28,743,980	$ 28,744
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	19,309,950	19,310
TOTAL MONEY MARKET FUNDS (Cost $48,054)		48,054
TOTAL INVESTMENT PORTFOLIO - 95.2% (Cost $2,307,449)		2,687,838
NET OTHER ASSETS - 4.8%		135,516
NET ASSETS - 100%		$ 2,823,354
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,964,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Slide, Inc. Series D	1/14/08	$ 10,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 48
Fidelity Securities Lending Cash Central Fund	71
Total	$ 119
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OpenTable, Inc.	$ 15,506	$ 18,349	$ -	$ -	$ 42,304
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 247,555	$ 247,555	$ -	$ -
Consumer Staples	290,368	290,368	-	-
Energy	309,990	309,990	-	-
Financials	367,938	359,693	-	8,245
Health Care	445,730	445,730	-	-
Industrials	338,556	338,556	-	-
Information Technology	537,281	532,280	-	5,001
Materials	76,182	76,182	-	-
Telecommunication Services	2,718	-	-	2,718
Utilities	23,466	23,466	-	-
Money Market Funds	48,054	48,054	-	-
Total Investments in Securities:	$ 2,687,838	$ 2,671,874	$ -	$ 15,964
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,964
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 15,964
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.6%
Switzerland	3.5%
Ireland	3.0%
Israel	2.9%
Netherlands Antilles	2.4%
Canada	2.0%
Belgium	1.0%
Hong Kong	1.0%
South Africa	1.0%
Others (individually less than 1%)	2.6%
100.0%
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $298,937,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $356,595,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,243) - See accompanying schedule: Unaffiliated issuers (cost $2,225,492)	$ 2,597,480
Fidelity Central Funds (cost $48,054)	48,054
Other affiliated issuers (cost $33,903)	42,304
Total Investments (cost $2,307,449)		$ 2,687,838
Cash		8
Receivable for investments sold		298,166
Receivable for fund shares sold		1,946
Dividends receivable		3,995
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		9
Other receivables		78
Total assets		2,992,054

Liabilities
Payable for investments purchased	$ 138,348
Payable for fund shares redeemed	9,015
Accrued management fee	1,299
Other affiliated payables	656
Other payables and accrued expenses	72
Collateral on securities loaned, at value	19,310
Total liabilities		168,700

Net Assets		$ 2,823,354
Net Assets consist of:
Paid in capital		$ 2,889,513
Undistributed net investment income		2,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(448,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		380,425
Net Assets		$ 2,823,354

Export and Multinational:
Net Asset Value, offering price and redemption price per share ($2,687,704 ÷ 138,935 shares)		$ 19.35

Class K:
Net Asset Value, offering price and redemption price per share ($135,650 ÷ 7,013 shares)		$ 19.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 15,951
Interest		1,006
Income from Fidelity Central Funds		119
Total income		17,076

Expenses
Management fee	$ 7,964
Transfer agent fees	3,574
Accounting and security lending fees	446
Custodian fees and expenses	72
Independent trustees' compensation	8
Registration fees	33
Audit	38
Legal	9
Miscellaneous	27
Total expenses before reductions	12,171
Expense reductions	(102)	12,069
Net investment income (loss)		5,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	220,792
Foreign currency transactions	(43)
Total net realized gain (loss)		220,749
Change in net unrealized appreciation (depreciation) on: Investment securities	53,015
Total change in net unrealized appreciation (depreciation)		53,015
Net gain (loss)		273,764
Net increase (decrease) in net assets resulting from operations		$ 278,771

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,007	$ 23,661
Net realized gain (loss)	220,749	(667,589)
Change in net unrealized appreciation (depreciation)	53,015	(154,782)
Net increase (decrease) in net assets resulting from operations	278,771	(798,710)
Distributions to shareholders from net investment income	(18,923)	(8,239)
Distributions to shareholders from net realized gain	-	(20,409)
Total distributions	(18,923)	(28,648)
Share transactions - net increase (decrease)	(120,793)	(405,208)
Redemption fees	17	42
Total increase (decrease) in net assets	139,072	(1,232,524)

Net Assets
Beginning of period	2,684,282	3,916,806
End of period (including undistributed net investment income of $2,035 and undistributed net investment income of $15,951, respectively)	$ 2,823,354	$ 2,684,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63	$ 21.92	$ 24.86	$ 21.57	$ 20.95	$ 18.27
Income from Investment Operations
Net investment income (loss) D	.03	.15	.08	.02	.06	.12 G
Net realized and unrealized gain (loss)	1.81	(4.27)	(2.24)	3.32	1.92	3.49
Total from investment operations	1.84	(4.12)	(2.16)	3.34	1.98	3.61
Distributions from net investment income	(.12)	(.05)	(.02)	(.04)	(.06)	(.11)
Distributions from net realized gain	-	(.12)	(.76)	(.01)	(1.30)	(.82)
Total distributions	(.12)	(.17)	(.78)	(.05)	(1.36)	(.93)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.35	$ 17.63	$ 21.92	$ 24.86	$ 21.57	$ 20.95
Total Return B, C	10.48%	(18.65)%	(9.21)%	15.51%	9.76%	20.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.91%	.82%	.82%	.83%	.85%
Expenses net of fee waivers, if any	.86% A	.91%	.82%	.82%	.83%	.85%
Expenses net of all reductions	.86% A	.90%	.81%	.81%	.81%	.82%
Net investment income (loss)	.34% A	.95%	.34%	.08%	.30%	.63% G
Supplemental Data
Net assets, end of period (in millions)	$ 2,688	$ 2,566	$ 3,917	$ 4,282	$ 4,289	$ 3,144
Portfolio turnover rate F	73% A	83%	53%	47%	119%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.64	$ 21.94	$ 24.16
Income from Investment Operations
Net investment income (loss) D	.05	.18	.04
Net realized and unrealized gain (loss)	1.82	(4.28)	(2.26)
Total from investment operations	1.87	(4.10)	(2.22)
Distributions from net investment income	(.17)	(.08)	-
Distributions from net realized gain	-	(.12)	-
Total distributions	(.17)	(.20)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 19.34	$ 17.64	$ 21.94
Total Return B, C	10.60%	(18.51)%	(9.19)%
Ratios to Average Net Assets E, H
Expenses before reductions	.66% A	.67%	.66% A
Expenses net of fee waivers, if any	.66% A	.67%	.66% A
Expenses net of all reductions	.65% A	.66%	.66% A
Net investment income (loss)	.55% A	1.19%	.62% A
Supplemental Data
Net assets, end of period (in millions)	$ 135	$ 117,943	$ 91
Portfolio turnover rate F	73% A	83%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 436,598
Gross unrealized depreciation	(65,296)
Net unrealized appreciation (depreciation)	$ 371,302
Tax cost	$ 2,316,536

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $996,413 and $1,231,140, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export & Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Export and Multinational	$ 3,538.26
Class K	36.06
	$ 3,574

*Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $71.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $102 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Export and Multinational	$ 17,811	$ 7,987
Class K	1,112	252
Total	$ 18,923	$ 8,239
From net realized gain
Export and Multinational	$ -	$ 20,050
Class K	-	359
Total	$ -	$ 20,409

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Export and Multinational
Shares sold Conversion to Class K A	8,323 -	18,617 (6,696)	$ 158,928 -	$ 285,031 (116,331)
Reinvestment of distributions	908	1,826	17,169	26,918
Shares redeemed	(15,892)	(46,797)	(303,168)	(716,805)
Net increase (decrease)	(6,661)	(33,050)	$ (127,071)	$ (521,187)
Class K
Shares sold Conversion from Export and Multinational A	935 -	1,229 6,693	$ 17,840 -	$ 18,324 116,331
Reinvestment of distributions	59	42	1,112	611
Shares redeemed	(665)	(1,284)	(12,675)	(19,287)
Net increase (decrease)	329	6,680	$ 6,277	$ 115,979

A Conversion transactions for Class K and Export and Multinational are presented for the period September 1, 2008 through August 31, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

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FMR Co., Inc.

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(U.K.) Inc.

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FIL Investments (Japan) Limited

FIL Investment Advisors

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(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

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Boston, MA

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Chicago, IL

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EXF-USAN-0410
1.790938.106

Fidelity®
Export and Multinational
Fund -

Class K

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Export and Multinational	.86%
Actual		$ 1,000.00	$ 1,104.80	$ 4.49
Hypothetical A		$ 1,000.00	$ 1,020.53	$ 4.31
Class K	.66%
Actual		$ 1,000.00	$ 1,106.00	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	3.2	3.2
Procter & Gamble Co.	3.1	0.0
Microsoft Corp.	3.0	0.0
JPMorgan Chase & Co.	2.9	3.3
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.9	2.6
Hewlett-Packard Co.	2.8	2.1
Apple, Inc.	2.5	2.3
Nestle SA (Reg.)	2.5	3.2
Schlumberger Ltd.	2.4	2.3
Cisco Systems, Inc.	2.3	2.2
	27.6
Top Five Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	19.3
Health Care	15.8	13.6
Financials	13.0	13.3
Industrials	12.0	13.5
Energy	11.0	11.8
Asset Allocation (% of fund's net assets)
As of February 28, 2010 *		As of August 31, 2009 **
	Stocks 93.0%		Stocks 94.7%
	Convertible Securities 0.5%		Convertible Securities 2.3%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	19.4%	** Foreign investments	24.3%

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 1.4%
Johnson Controls, Inc.	1,275,000	$ 39,653
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	534,900	34,153
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	179,100	21,205
Expedia, Inc.	1,957,000	43,524
Netflix, Inc. (a)(c)	164,000	10,832
		75,561
Media - 1.0%
Naspers Ltd. Class N	336,000	12,531
The Walt Disney Co.	450,100	14,061
		26,592
Specialty Retail - 1.2%
Staples, Inc.	1,334,000	34,364
Textiles, Apparel & Luxury Goods - 1.3%
Polo Ralph Lauren Corp. Class A	465,812	37,232
TOTAL CONSUMER DISCRETIONARY		247,555
CONSUMER STAPLES - 10.3%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	558,401	27,947
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	210,000	7,088
Walgreen Co.	694,500	24,474
		31,562
Food Products - 2.5%
Nestle SA (Reg.)	1,422,409	70,763
Household Products - 3.1%
Procter & Gamble Co.	1,366,500	86,472
Personal Products - 0.6%
Avon Products, Inc.	589,000	17,929
Tobacco - 2.0%
Philip Morris International, Inc.	1,137,100	55,695
TOTAL CONSUMER STAPLES		290,368
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.0%
Energy Equipment & Services - 3.5%
National Oilwell Varco, Inc.	676,124	$ 29,391
Schlumberger Ltd.	1,112,100	67,949
		97,340
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	572,500	40,149
Chevron Corp.	291,600	21,083
Massey Energy Co.	356,700	15,363
Noble Energy, Inc.	420,200	30,523
Occidental Petroleum Corp.	612,300	48,892
Petrohawk Energy Corp. (a)	615,600	13,174
Ultra Petroleum Corp. (a)	950,500	43,466
		212,650
TOTAL ENERGY		309,990
FINANCIALS - 12.7%
Capital Markets - 2.5%
GP Investments, Ltd. unit (a)	4,221,020	21,839
Morgan Stanley	1,747,000	49,230
		71,069
Commercial Banks - 3.3%
BB&T Corp.	564,641	16,109
FirstMerit Corp.	62,900	1,330
IBERIABANK Corp.	10,000	571
M&T Bank Corp.	151,499	11,731
Wells Fargo & Co.	2,120,700	57,980
Zions Bancorp	376,200	6,975
		94,696
Diversified Financial Services - 4.4%
CME Group, Inc.	49,500	14,934
Hong Kong Exchanges and Clearing Ltd.	1,625,000	27,194
JPMorgan Chase & Co.	1,951,800	81,917
		124,045
Insurance - 2.0%
Berkshire Hathaway, Inc. Class B (a)(c)	693,300	55,554
Thrifts & Mortgage Finance - 0.5%
First Niagara Financial Group, Inc.	1,020,600	14,329
TOTAL FINANCIALS		359,693
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.8%
Biotechnology - 0.6%
Biogen Idec, Inc. (a)	336,600	$ 18,516
Health Care Equipment & Supplies - 2.3%
C. R. Bard, Inc.	600,345	50,297
Covidien PLC	282,400	13,871
		64,168
Health Care Providers & Services - 3.9%
CIGNA Corp.	501,300	17,175
Henry Schein, Inc. (a)	555,000	31,541
Medco Health Solutions, Inc. (a)	563,700	35,648
UnitedHealth Group, Inc.	760,300	25,744
		110,108
Pharmaceuticals - 9.0%
Allergan, Inc.	695,200	40,621
Aspen Pharmacare Holdings Ltd. (a)	1,557,300	14,318
Johnson & Johnson	1,418,000	89,334
Roche Holding AG (participation certificate)	168,881	28,199
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,340,880	80,466
		252,938
TOTAL HEALTH CARE		445,730
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	1,085,500	43,594
Lockheed Martin Corp.	383,500	29,821
		73,415
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	588,000	34,539
Building Products - 1.1%
Masco Corp.	2,369,600	31,682
Electrical Equipment - 1.0%
Cooper Industries PLC Class A	626,118	28,401
Machinery - 5.0%
Cummins, Inc.	496,600	28,197
Danaher Corp.	594,700	43,990
Deere & Co.	670,000	38,391
Ingersoll-Rand Co. Ltd.	910,000	29,038
		139,616
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.1%
Union Pacific Corp.	458,700	$ 30,903
TOTAL INDUSTRIALS		338,556
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 3.3%
Adtran, Inc.	1,245,200	29,113
Cisco Systems, Inc. (a)	2,591,000	63,039
		92,152
Computers & Peripherals - 5.3%
Apple, Inc. (a)	350,000	71,617
Hewlett-Packard Co.	1,526,800	77,546
		149,163
Internet Software & Services - 3.0%
OpenTable, Inc. (c)(d)	1,241,310	42,304
Rackspace Hosting, Inc. (a)	1,337,227	26,517
Tencent Holdings Ltd.	840,000	16,471
		85,292
IT Services - 0.5%
Accenture PLC Class A	345,500	13,810
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV (NY Shares)	359,600	11,086
KLA-Tencor Corp.	251,710	7,332
MEMC Electronic Materials, Inc. (a)	25,000	303
Micron Technology, Inc. (a)	230,400	2,087
		20,808
Software - 6.0%
Adobe Systems, Inc. (a)	242,819	8,414
Citrix Systems, Inc. (a)	701,500	30,172
Microsoft Corp.	3,004,400	86,106
Oracle Corp.	1,714,300	42,257
Red Hat, Inc. (a)	146,398	4,106
		171,055
TOTAL INFORMATION TECHNOLOGY		532,280
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.7%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	535,500	$ 36,725
Monsanto Co.	365,600	25,830
		62,555
Metals & Mining - 0.5%
Agnico-Eagle Mines Ltd. (Canada)	236,000	13,627
TOTAL MATERIALS		76,182
UTILITIES - 0.8%
Gas Utilities - 0.8%
Xinao Gas Holdings Ltd.	9,772,000	23,466
TOTAL COMMON STOCKS (Cost $2,234,394)		2,623,820
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Ning, Inc. Series D 8.00% (a)(f)	1,398,601	8,245
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc. 8.00% (a)(f)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS		13,246
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Slide, Inc. Series D (a)(f)	2,191,637	2,718
TOTAL PREFERRED STOCKS (Cost $25,001)		15,964
Money Market Funds - 1.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (e)	28,743,980	$ 28,744
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	19,309,950	19,310
TOTAL MONEY MARKET FUNDS (Cost $48,054)		48,054
TOTAL INVESTMENT PORTFOLIO - 95.2% (Cost $2,307,449)		2,687,838
NET OTHER ASSETS - 4.8%		135,516
NET ASSETS - 100%		$ 2,823,354
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,964,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Slide, Inc. Series D	1/14/08	$ 10,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 48
Fidelity Securities Lending Cash Central Fund	71
Total	$ 119
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OpenTable, Inc.	$ 15,506	$ 18,349	$ -	$ -	$ 42,304
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 247,555	$ 247,555	$ -	$ -
Consumer Staples	290,368	290,368	-	-
Energy	309,990	309,990	-	-
Financials	367,938	359,693	-	8,245
Health Care	445,730	445,730	-	-
Industrials	338,556	338,556	-	-
Information Technology	537,281	532,280	-	5,001
Materials	76,182	76,182	-	-
Telecommunication Services	2,718	-	-	2,718
Utilities	23,466	23,466	-	-
Money Market Funds	48,054	48,054	-	-
Total Investments in Securities:	$ 2,687,838	$ 2,671,874	$ -	$ 15,964
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,964
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 15,964
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.6%
Switzerland	3.5%
Ireland	3.0%
Israel	2.9%
Netherlands Antilles	2.4%
Canada	2.0%
Belgium	1.0%
Hong Kong	1.0%
South Africa	1.0%
Others (individually less than 1%)	2.6%
100.0%
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $298,937,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $356,595,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,243) - See accompanying schedule: Unaffiliated issuers (cost $2,225,492)	$ 2,597,480
Fidelity Central Funds (cost $48,054)	48,054
Other affiliated issuers (cost $33,903)	42,304
Total Investments (cost $2,307,449)		$ 2,687,838
Cash		8
Receivable for investments sold		298,166
Receivable for fund shares sold		1,946
Dividends receivable		3,995
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		9
Other receivables		78
Total assets		2,992,054

Liabilities
Payable for investments purchased	$ 138,348
Payable for fund shares redeemed	9,015
Accrued management fee	1,299
Other affiliated payables	656
Other payables and accrued expenses	72
Collateral on securities loaned, at value	19,310
Total liabilities		168,700

Net Assets		$ 2,823,354
Net Assets consist of:
Paid in capital		$ 2,889,513
Undistributed net investment income		2,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(448,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		380,425
Net Assets		$ 2,823,354

Export and Multinational:
Net Asset Value, offering price and redemption price per share ($2,687,704 ÷ 138,935 shares)		$ 19.35

Class K:
Net Asset Value, offering price and redemption price per share ($135,650 ÷ 7,013 shares)		$ 19.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 15,951
Interest		1,006
Income from Fidelity Central Funds		119
Total income		17,076

Expenses
Management fee	$ 7,964
Transfer agent fees	3,574
Accounting and security lending fees	446
Custodian fees and expenses	72
Independent trustees' compensation	8
Registration fees	33
Audit	38
Legal	9
Miscellaneous	27
Total expenses before reductions	12,171
Expense reductions	(102)	12,069
Net investment income (loss)		5,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	220,792
Foreign currency transactions	(43)
Total net realized gain (loss)		220,749
Change in net unrealized appreciation (depreciation) on: Investment securities	53,015
Total change in net unrealized appreciation (depreciation)		53,015
Net gain (loss)		273,764
Net increase (decrease) in net assets resulting from operations		$ 278,771

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,007	$ 23,661
Net realized gain (loss)	220,749	(667,589)
Change in net unrealized appreciation (depreciation)	53,015	(154,782)
Net increase (decrease) in net assets resulting from operations	278,771	(798,710)
Distributions to shareholders from net investment income	(18,923)	(8,239)
Distributions to shareholders from net realized gain	-	(20,409)
Total distributions	(18,923)	(28,648)
Share transactions - net increase (decrease)	(120,793)	(405,208)
Redemption fees	17	42
Total increase (decrease) in net assets	139,072	(1,232,524)

Net Assets
Beginning of period	2,684,282	3,916,806
End of period (including undistributed net investment income of $2,035 and undistributed net investment income of $15,951, respectively)	$ 2,823,354	$ 2,684,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63	$ 21.92	$ 24.86	$ 21.57	$ 20.95	$ 18.27
Income from Investment Operations
Net investment income (loss) D	.03	.15	.08	.02	.06	.12 G
Net realized and unrealized gain (loss)	1.81	(4.27)	(2.24)	3.32	1.92	3.49
Total from investment operations	1.84	(4.12)	(2.16)	3.34	1.98	3.61
Distributions from net investment income	(.12)	(.05)	(.02)	(.04)	(.06)	(.11)
Distributions from net realized gain	-	(.12)	(.76)	(.01)	(1.30)	(.82)
Total distributions	(.12)	(.17)	(.78)	(.05)	(1.36)	(.93)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.35	$ 17.63	$ 21.92	$ 24.86	$ 21.57	$ 20.95
Total Return B, C	10.48%	(18.65)%	(9.21)%	15.51%	9.76%	20.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.91%	.82%	.82%	.83%	.85%
Expenses net of fee waivers, if any	.86% A	.91%	.82%	.82%	.83%	.85%
Expenses net of all reductions	.86% A	.90%	.81%	.81%	.81%	.82%
Net investment income (loss)	.34% A	.95%	.34%	.08%	.30%	.63% G
Supplemental Data
Net assets, end of period (in millions)	$ 2,688	$ 2,566	$ 3,917	$ 4,282	$ 4,289	$ 3,144
Portfolio turnover rate F	73% A	83%	53%	47%	119%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.64	$ 21.94	$ 24.16
Income from Investment Operations
Net investment income (loss) D	.05	.18	.04
Net realized and unrealized gain (loss)	1.82	(4.28)	(2.26)
Total from investment operations	1.87	(4.10)	(2.22)
Distributions from net investment income	(.17)	(.08)	-
Distributions from net realized gain	-	(.12)	-
Total distributions	(.17)	(.20)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 19.34	$ 17.64	$ 21.94
Total Return B, C	10.60%	(18.51)%	(9.19)%
Ratios to Average Net Assets E, H
Expenses before reductions	.66% A	.67%	.66% A
Expenses net of fee waivers, if any	.66% A	.67%	.66% A
Expenses net of all reductions	.65% A	.66%	.66% A
Net investment income (loss)	.55% A	1.19%	.62% A
Supplemental Data
Net assets, end of period (in millions)	$ 135	$ 117,943	$ 91
Portfolio turnover rate F	73% A	83%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 436,598
Gross unrealized depreciation	(65,296)
Net unrealized appreciation (depreciation)	$ 371,302
Tax cost	$ 2,316,536

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $996,413 and $1,231,140, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export & Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Export and Multinational	$ 3,538.26
Class K	36.06
	$ 3,574

*Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $71.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $102 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Export and Multinational	$ 17,811	$ 7,987
Class K	1,112	252
Total	$ 18,923	$ 8,239
From net realized gain
Export and Multinational	$ -	$ 20,050
Class K	-	359
Total	$ -	$ 20,409

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Export and Multinational
Shares sold Conversion to Class K A	8,323 -	18,617 (6,696)	$ 158,928 -	$ 285,031 (116,331)
Reinvestment of distributions	908	1,826	17,169	26,918
Shares redeemed	(15,892)	(46,797)	(303,168)	(716,805)
Net increase (decrease)	(6,661)	(33,050)	$ (127,071)	$ (521,187)
Class K
Shares sold Conversion from Export and Multinational A	935 -	1,229 6,693	$ 17,840 -	$ 18,324 116,331
Reinvestment of distributions	59	42	1,112	611
Shares redeemed	(665)	(1,284)	(12,675)	(19,287)
Net increase (decrease)	329	6,680	$ 6,277	$ 115,979

A Conversion transactions for Class K and Export and Multinational are presented for the period September 1, 2008 through August 31, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

EXF-K-USAN-0410
1.863262.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010